LONG-TERM BANK LOANS (Tables)	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule Of Debt Instruments [Table Text Block]
		June 30,
		2013	2014
RMB-denominated loan	(i)	$25,086,183	$17,065,401
USD-denominated loan	(ii)	-	4,663,143
SGD denominated loan	(iii)	562,646	53,802
MYR-denominated loan	(iiii)	2,126,984	1,713,179
		27,775,813	23,495,525
Less: current portion		(8,671,080)	(8,517,268)
		$19,104,733	$14,978,257

i.
The RMB denominated loan is repayable in five installments with the last installment due on March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $40,399,057 and $37,985,788 as of June 30, 2013 and 2014, respectively.

ii.
The USD denominated loan is repayable in one installment by July 31, 2015. It carries an annual interest rate of 3.03%. The loan is secured by restricted cash amounting to $5,103,368 as of June 30, 2014.

iii.
The SGD denominated loans are repayable in eleven to 19 installments with the last installment due on January 16, 2016. For the year ended June 30, 2014, the effective interest rates ranged from 4.33% to 4.35% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013 and secured by vehicles with a total carrying value of $180,755 as of June 30 2014.

iv.
The MYR denominated loans are repayable in two to 104 installments with the last installment due on February 28, 2023. For the year ended June 30, 2014, the effective interest rates ranged from 4.17% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 and $3,464,826 as of June 30, 2013 and 2014, respectively.

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments for all outstanding long-term borrowings as of June 30, 2014 are as follows:

Year ending June 30,
2015	$8,517,268
2016	14,148,589
2017	376,085
2018	361,788
2019	32,818
2020 and onwards	58,977
$23,495,525